Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2021	425,436
Balance at Dec. 31, 2021	$ 426	$ 68,737,176	$ (64,375,898)	$ 4,361,704
Issuance of common stock for services (in shares)	9,567			9,567
Issuance of common stock for services	$ 10	132,740	0	$ 132,750
Issuance of common stock upon warrant exercise (in shares)	1,203,495
Issuance of common stock upon warrant exercise	$ 1,203	7,624,931	0	7,626,134
Stock option expense	0	773,377		773,377
Net loss	$ 0		(14,021,125)	(14,021,125)
Sale of common stock and warrants for cash (in shares)	117,166
Sale of common stock and warrants for cash	$ 117	27,727,077	0	27,727,194
Balance (in shares) at Dec. 31, 2022	1,755,664
Balance at Dec. 31, 2022	$ 1,756	104,995,301	(78,397,023)	26,600,034
Issuance of common stock for services (in shares)	7,246
Issuance of common stock for services	$ 7	74,993	0	75,000
Stock option expense	0	228,039	0	228,039
Net loss	$ 0	0	(4,037,916)	(4,037,916)
Balance (in shares) at Mar. 31, 2023	1,762,910
Balance at Mar. 31, 2023	$ 1,763	105,298,333	(82,434,939)	22,865,157
Balance (in shares) at Dec. 31, 2022	1,755,664
Balance at Dec. 31, 2022	$ 1,756	104,995,301	(78,397,023)	26,600,034
Net loss				(9,965,536)
Balance (in shares) at Jun. 30, 2023	1,762,910
Balance at Jun. 30, 2023	$ 1,763	105,524,346	(88,362,559)	17,163,550
Balance (in shares) at Dec. 31, 2022	1,755,664
Balance at Dec. 31, 2022	$ 1,756	104,995,301	(78,397,023)	$ 26,600,034
Issuance of common stock for services (in shares)	24,021			24,021
Issuance of common stock for services	$ 24	212,476	0	$ 212,500
Issuance of common stock upon warrant exercise (in shares)	197,467
Issuance of common stock upon warrant exercise	$ 197	4,062,245		4,062,442
Stock option expense		855,124	0	855,124
Net loss	$ 0		(25,966,762)	(25,966,762)
Balance (in shares) at Dec. 31, 2023	1,977,152
Balance at Dec. 31, 2023	$ 1,977	110,125,146	(104,363,785)	5,763,338
Balance (in shares) at Mar. 31, 2023	1,762,910
Balance at Mar. 31, 2023	$ 1,763	105,298,333	(82,434,939)	22,865,157
Stock option expense	0	226,013	0	226,013
Net loss	$ 0	0	(5,927,620)	(5,927,620)
Balance (in shares) at Jun. 30, 2023	1,762,910
Balance at Jun. 30, 2023	$ 1,763	105,524,346	(88,362,559)	17,163,550
Balance (in shares) at Dec. 31, 2023	1,977,152
Balance at Dec. 31, 2023	$ 1,977	110,125,146	(104,363,785)	5,763,338
Issuance of common stock for services (in shares)	6,703
Issuance of common stock for services	$ 7	37,493	0	37,500
Issuance of common stock upon warrant exercise (in shares)	269,032
Issuance of common stock upon warrant exercise	$ 269	(269)	0	0
Fractional share roundup following reverse split (in shares)	55,422
Fractional share roundup following reverse split	$ 55	(55)	0	0
Stock option expense	0	103,569	0	103,569
Net loss	$ 0	0	(5,850,132)	(5,850,132)
Balance (in shares) at Mar. 31, 2024	2,308,309
Balance at Mar. 31, 2024	$ 2,308	110,265,884	(110,213,917)	54,275
Balance (in shares) at Dec. 31, 2023	1,977,152
Balance at Dec. 31, 2023	$ 1,977	110,125,146	(104,363,785)	5,763,338
Net loss				(10,914,174)
Balance (in shares) at Jun. 30, 2024	4,178,700
Balance at Jun. 30, 2024	$ 4,179	112,964,554	(115,277,959)	(2,309,226)
Balance (in shares) at Mar. 31, 2024	2,308,309
Balance at Mar. 31, 2024	$ 2,308	110,265,884	(110,213,917)	54,275
Issuance of common stock upon warrant exercise (in shares)	1,650,391
Issuance of common stock upon warrant exercise	$ 1,651	1,387,712	0	1,389,363
Stock option expense	0	101,640	0	101,640
Net loss	$ 0	0	(5,064,042)	(5,064,042)
Sale of common stock and warrants for cash (in shares)	220,000
Sale of common stock and warrants for cash	$ 220	1,209,318	0	1,209,538
Balance (in shares) at Jun. 30, 2024	4,178,700
Balance at Jun. 30, 2024	$ 4,179	$ 112,964,554	$ (115,277,959)	$ (2,309,226)